Status of Warrants Granted (Detail) (2007 Warrants)	Jan. 31, 2012	Jan. 31, 2011
2007 Warrants
Class of Warrant or Right [Line Items]
Shares Outstanding	1,190,000	1,190,000
Average Exercise Price, Outstanding	0.75	0.75